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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [_] Amendment Number:

This Amendment (Check only one.):  [_] is a restatement
                                   [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    SAB Capital Management, L.P.
Address: 767 Fifth Avenue, 44th Floor
         New York, NY 10153

Form 13F File Number: 028-11911

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Brian Jackelow
Title:   Chief Financial Officer
Phone:   212-457-8010

Signature, Place, and Date of Signing:

 /s/ Brian Jackelow     New York, NY     May 15, 2012
---------------------  ---------------  --------------
    (Signature)        (City, State)       (Date)

Report Type (Check only one.):

[X] 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      1
Form 13F Information Table Entry Total: 12
Form 13F Information Table Value Total: 801,774
                                        -----------
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

  No.    Form 13F File Number           Name
  ---    --------------------           -----------

  1      028-06341                      SAB Capital Advisors, L.L.C.

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                          FORM 13F INFORMATION TABLE

COLUMN 1                      COLUMN 2  COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
--------                      --------- --------- -------- ------------------- ---------- -------- ----------------------
                                                                                                      VOTING AUTHORITY
                              TITLE OF             VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER   ----------------------
NAME OF ISSUER                 CLASS     CUSIP    (X1000)   PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
--------------                --------- --------- -------- ---------- --- ---- ---------- -------- ---------- ------ ----
ABERCROMBIE & FITCH CO          CL A    002896207  97,464   1,964,600 SH        DEFINED      1      1,964,600    0     0
AMERICAN CAPITAL AGENCY CORP     COM    02503X105 107,126   3,626,480 SH        DEFINED      1      3,626,480    0     0
ANN INC                          COM    035623107  98,359   3,434,322 SH        DEFINED      1      3,434,322    0     0
DOLLAR GEN CORP NEW              COM    256677105 108,715   2,353,148 SH        DEFINED      1      2,353,148    0     0
FAMILY DLR STORES INC            COM    307000109   6,328     100,000 SH  CALL  DEFINED      1             --   --    --
HATTERAS FINL CORP               COM    41902R103  76,725   2,750,000 SH        DEFINED      1      2,750,000    0     0
INTERPUBLIC GROUP COS INC        COM    460690100  58,500   5,127,058 SH        DEFINED      1      5,127,058    0     0
INVESCO MORTGAGE CAPITAL INC     COM    46131B100  78,159   4,428,286 SH        DEFINED      1      4,428,286    0     0
KKR & CO L P DEL              COM UNITS 48248M102  28,725   1,936,932 SH        DEFINED      1      1,936,932    0     0
PFSWEB INC                     COM NEW  717098206     308      78,084 SH        DEFINED      1         78,084    0     0
TWO HBRS INVT CORP               COM    90187B101 110,524  10,899,851 SH        DEFINED      1     10,899,851    0     0
WILLIAMS COS INC DEL             COM    969457100  30,841   1,001,000 SH        DEFINED      1      1,001,000    0     0